Income Taxes (Tables)	12 Months Ended
Dec. 26, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
Components of income tax expense for the fiscal year ended December 26, 2020, the Transition Period, and years ended April 30, 2019, and April 30, 2018 were as follows:

(In thousands)	12/26/2020	12/28/2019	4/30/2019	4/30/2018
Current:
Federal	$(62,897)	$—	$—	$—
State	615	56	—	—
Current Tax expense	(62,282)	56	—	—
Deferred:
Federal	3,931	(3,971)	—	—
State	(2,150)	(4,662)	—	—
Deferred tax expense (benefit)	1,781	(8,633)	—	—

Total income tax expense (benefit)	$(60,501)	$(8,577)	$—	$—

Schedule of income before taxes, domestic and foreign
For the year ended December 26, 2020, Transition Period, and years ended April 30, 2019, and April 30, 2018, income before taxes consisted of the following:

(In thousands)	12/26/2020	12/28/2019	4/30/2019	4/30/2018
Income (loss) before income taxes	$(49,557)	$(50,019)	$—	$—

Schedule of reconciliation of amounts computed by applying the U.S. federal income tax rate to pretax income from continuing operations
Income tax benefit differed from the amounts computed by applying the U.S. federal income tax rate of 21% to pre-tax income from continuing operations as a result of the following for years ended December 26, 2020 and December 28, 2019 are as follows:

(In thousands)	12/26/2020	12/28/2019
Computed "expected" income tax benefit	$(10,407)	$(10,504)
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal benefit	(2,083)	(4,605)
Nondeductible expenses	55	(7)
Stock compensation expense	196	—
Transaction costs	392	—
Permanent goodwill on sale of Buddy's stores	1,062	—
Remeasurement of deferreds	—	(478)
CARES Act	(52,337)	—
Non-controlling interest in New Holdco	1,782	3,868
Research credit	(676)	—
Decrease in DTL due to change in tax status	(8,882)	—
Decrease to valuation allowance due to change in tax status	8,882	—
Decrease in valuation allowance due to CARES Act	(11,417)	—
Increase in valuation allowance due to operations	2,456	2,810
Increase in DTL for current year activity	10,254	—
Other	222	339
Total income tax benefit	$(60,501)	$(8,577)

Schedule of significant portions of deferred tax assets and liabilities
The tax effect of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant portions of deferred tax assets and liabilities as of December 26, 2020 and December 28, 2019 are as follows:

(In thousands)	12/26/2020	12/28/2019
Federal and state net operating loss carryforward	$19,364	$22,521
Section 743 adjustment	39,974	—
Interest expense carryforward	559	1,429
State bonus depreciation	4,791	3,179
Equity compensation	2,316	—
Inventory	5,793	—
Goodwill, intangible assets, and assets held for sale (Canada)	33	32
R&D Credits	601	—
Deferred revenue	1,056	—
Accrued expenses and reserves	4,212	6
Property, equipment and software (Canada)	115	119
Allowances	4,272	—
Unrealized gain/loss	29	89
Lease liability (ASC 842)	138,850	—
Other	2	—
Total deferred tax assets (before valuation allowance)	221,967	27,375
Valuation allowance	(53,004)	(11,417)
Total deferred tax assets (after valuation allowance)	168,963	15,958
Deferred tax liabilities
Property, equipment and software (U.S.)	(30,147)	—
Goodwill, intangible assets, and assets held for sale (U.S.)	(16,678)	—
Right-of-use assets (ASC 842)	(131,637)	—
Prepaid expenses	(2,620)	—
Investment in New Holdco	—	(15,958)
Total deferred tax liabilities	(181,082)	(15,958)
Net deferred tax liability	$(12,119)	$—

Schedule of Uncertain Tax Positions Liability
A reconciliation of the beginning and ending balance of the gross liability for uncertain tax positions for the fiscal years ended December 26, 2020 and December 28, 2019, is as follows:

(In thousands)	12/26/2020	12/28/2019
Liability for uncertain tax positions, beginning of year	$461	$153
Decreases related to current year positions	(104)	—
Increases related to prior year positions	—	308
Liability for uncertain tax positions, end of year	$357	$461